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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2001.
                                                      -----------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)

--------------------------------------------------------------------------------

If amended report check here:[_]

 Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 Hemenway & Barnes           60 State Street    Boston       MA           02109
--------------------------------------------------------------------------------
Business Address             (Street)           (City)       (State)      (Zip)

 (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ------
of February, 2002.
   --------------

                            Michael J. Puzo
                           -----------------------------------------------------
                           (Name of Institutional Investment Manager)


                           -----------------------------------------------------
                           (Manual Signature of Person Duly Authorized
                            to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.:        Name:                13F File No.:
1. Timothy F. Fidgeon(17)*  28-06165             6.
--------------------------  ----------------     -----------------    ----------------
2. Roy A. Hammer            28-5798              7.
--------------------------  ----------------     -----------------    ----------------
3. Lawrence T. Perera       28-06167             8.
--------------------------  ----------------     -----------------    ----------------
4.                                               9.
--------------------------  ----------------     -----------------    ----------------
5.                                               10.
--------------------------  ----------------     -----------------    ----------------

* Refers to manager number on attached detail in Item 7.

                                                                          PAGE 1
AS OF: DECEMBER 31, 2001        FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                ITEM 2:       ITEM 3:         ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:         ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS  CUSIP NUMBER   FAIR MARKET  SHARES OR   INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                               VALUE     PRINCIPAL   DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT     (A) (B) (C)               SOLE  SHARED  NONE
ABBOTT LABS                    COMMON STOCK    002824100       401400        7200         xx                            7200
AMGEN INC                      COMMON STOCK    031162100      1748229       30975         xx                           30975
ANALOG DEVICES, INC            COMMON STOCK    032654105       632558       14250         xx                           14250
AUTOMATIC DATA PROCESSING      COMMON STOCK    053015103      2606325       44250         xx                           44250
AVERY DENNISON CORP            COMMON STOCK    053611109       955357       16900         xx                           16900
AVON PRODUCTS INC              COMMON STOCK    054303102       753300       16200         xx                           16200
BP PLC ADR                     COMMON STOCK    055622104      1712824       36827         xx                           36827
BERKSHIRE HATHAWAY INC         CLASS B         084670207       724675         287         xx                             287
BRISTOL-MYERS SQUIBB CO        COMMON STOCK    110122108      1697739       33289         xx                           33289
BURLINGTON RESOURCES INC       COMMON STOCK    122014103       258088        6875         xx                            6875
CISCO SYS INC                  COMMON STOCK    17275R102       376797       20806         xx                           20806
COGNEX                         COMMON STOCK    192422103       222807        8700         xx                            8700
COLGATE PALMOLIVE CO           COMMON STOCK    194162103       231000        4000         xx                            4000

                                                                          PAGE 2
AS OF: DECEMBER 31, 2001        FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                ITEM 2:       ITEM 3:         ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:         ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS  CUSIP NUMBER   FAIR MARKET  SHARES OR   INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                               VALUE     PRINCIPAL   DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT     (A) (B) (C)               SOLE  SHARED  NONE
WALT DISNEY COMPANY           COMMON STOCK    254687106        285294       13769              xx                     13769
DOW CHEMICAL CO               COMMON STOCK    260543103        233082        6900              xx                      6900
DOW JONES & CO INC            COMMON STOCK    260561105       3889880       71074              xx                     71074
DOW JONES & CO INC            CLASS B
                              (RESTRICTED)    260561204       1934049       35338              xx                     35338
EMC CORP                      COMMON STOCK    268648102        816144       60725              xx                     60725
EMERSON ELECTRIC CO           COMMON STOCK    291011104        947575       16595              xx                     16595
EXXON MOBIL CORP              COMMON STOCK    30231G102       1049310       26700              xx                     26700
GENERAL ELECTRIC CO           COMMON STOCK    369604103       3080549       76860              xx                     76860
GILLETTE COMPANY              COMMON STOCK    375766102        943483       28248              xx                     28248
HEWLETT- PACKARD CO           COMMON STOCK    428236103        312208       15200              xx                     15200
IGEN INTERNATIONAL INC        COMMON STOCK    449536101        216540        5400              xx                      5400
INTEL CORPORATION             COMMON STOCK    458140100       3436542      109270              xx                    109270
JEFFERSON-PILOT CORP          COMMON STOCK    475070108       2127587       45982              xx                     45982

                                                                          PAGE 2
AS OF: DECEMBER 31, 2001        FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                ITEM 2:       ITEM 3:         ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:         ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS  CUSIP NUMBER   FAIR MARKET  SHARES OR   INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                               VALUE     PRINCIPAL   DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT     (A) (B) (C)               SOLE  SHARED  NONE
JOHNSON & JOHNSON             COMMON STOCK    478160104       3652380      61800               xx                     61800
KOPIN                         COMMON STOCK    500600101        415800      29700               xx                     29700
MCDONALD'S CORP               COMMON STOCK    580135101        388183      14665               xx                     14665
MERCK & CO INC                COMMON STOCK    589331107       2129148      36210               xx                     36210
MICROSOFT CORP                COMMON STOCK    594918104       1337124      20183               xx                     20183
MINNESOTA MINING & MFG CO     COMMON STOCK    604059105       1386012      11725               xx                     11725
NOKIA CORP ADR A              COMMON STOCK    654902204        215864       8800               xx                      8800
PEPSICO INC                   COMMON STOCK    713448108        686724      14104               xx                     14104
PFIZER INC                    COMMON STOCK    717081103        263010       6600               xx                      6600
PROCTER & GAMBLE CO           COMMON STOCK    742718109        420022       5308               xx                      5308
SARA LEE CORP                 COMMON STOCK    803111103        255645      11500               xx                     11500
SCHLUMBERGER LTD              COMMON STOCK    806857108        467075       8500               xx                      8500
SEPRACOR INC                  COMMON STOCK    817315104       1435059      25150               xx                     25150
STATE STREET CORP             COMMON STOCK    857477103        417896       7998               xx                      7998
AGGREGATE TOTAL                                              45063284